Product Warranties - Schedule of Product Warranty Liability Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Payables And Accruals [Abstract]
Balance - beginning of year	$ 910	$ 1,885	$ 2,140
Impact of acquisition (divestitures)		44	(17)
Provisions	1,083	399	474
Direct charges	(1,427)	(1,418)	(712)
Balance - end of year	$ 566	$ 910	$ 1,885